Tangible Fixed Assets and Vessels Under Construction (Tables)	12 Months Ended
Dec. 31, 2019
Tangible Fixed Assets and Vessels Under Construction
Schedule of movements in tangible fixed assets and vessels under construction

		Office
		property	Total
		and other	tangible	Vessels
		tangible	fixed	under
	Vessels	assets	assets	construction
Cost
As of January 1, 2018	4,217,866	19,224	4,237,090	166,655
Additions	49,036	4,678	53,714	637,046
Transfer from vessels under construction	642,776	—	642,776	(642,776)
Transfer under “Other non-current assets”	—	—	—	(1,650)
Fully amortized fixed assets	(10,000)	(192)	(10,192)	—
As of December 31, 2018	4,899,678	23,710	4,923,388	159,275
Additions	26,233	1,454	27,687	450,918
Return of capital expenditures	(11,224)	—	(11,224)	—
Transfer from vessels under construction	406,870	—	406,870	(406,870)
Fully amortized fixed assets	(7,209)	—	(7,209)	—
As of December 31, 2019	5,314,348	25,164	5,339,512	203,323
Accumulated depreciation
As of January 1, 2018	460,815	3,709	464,524	—
Depreciation	144,611	863	145,474	—
Fully amortized fixed assets	(10,000)	(192)	(10,192)	—
As of December 31, 2018	595,426	4,380	599,806	—
Depreciation	156,826	875	157,701	—
Impairment loss on vessels	162,149	—	162,149	—
Fully amortized fixed assets	(7,209)	—	(7,209)	—
As of December 31, 2019	907,192	5,255	912,447	—
Net book value
As of December 31, 2018	4,304,252	19,330	4,323,582	159,275
As of December 31, 2019	4,407,156	19,909	4,427,065	203,323

Schedule of newbuildings on order at Samsung

	Date of	Estimated	Cargo
LNG Carrier	agreement	delivery	Capacity (cbm)
Hull No. 2213	January 2018	Q2 2020	180,000
Hull No. 2274	March 2018	Q2 2020	180,000
Hull No. 2262	May 2018	Q3 2020	180,000
Hull No. 2300	August 2018	Q4 2020	174,000
Hull No. 2301	August 2018	Q4 2020	174,000
Hull No. 2311	December 2018	Q2 2021	180,000
Hull No. 2312	December 2018	Q3 2021	180,000

Schedule of vessels under construction

	As of
	December 31,
	2018	2019
Progress shipyard installments	152,075	197,637
Onsite supervision costs	5,766	3,879
Critical spare parts, equipment and other vessel delivery expenses	1,434	1,807
Total	159,275	203,323

Schedule of impairment loss recognized for vessels

	As of and for the year ended December 31, 2019
Vessel	Initial carrying amount	Impairment loss	Net book value (recoverable amount)
Methane Rita Andrea	126,330	(27,300)	99,030
Methane Jane Elizabeth	131,554	(29,476)	102,078
Methane Lydon Volney	132,399	(23,301)	109,098
Methane Alison Victoria	128,229	(31,625)	96,604
Methane Shirley Elisabeth	130,141	(26,709)	103,432
Methane Heather Sally	129,654	(23,738)	105,916
Total	778,307	(162,149)	616,158